Debt Obligations, net (Schedule of Debt Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total principal maturities	$ 308,000	$ 0
Debt premium and deferred financing costs, net	(926)	0
Total debt obligations, net	307,074	0
Secured Debt
Debt Instrument [Line Items]
2018	0
2019	0
2020	0
2021	0
2022	10,000
Thereafter	298,000
Total principal maturities	308,000	0
Debt premium and deferred financing costs, net	(926)
Total debt obligations, net	307,074
Secured Debt | 2017 Secured Financing
Debt Instrument [Line Items]
2018	0
2019	0
2020	0
2021	0
2022	0
Thereafter	227,000
Total principal maturities	227,000	0
Debt premium and deferred financing costs, net
Total debt obligations, net
Secured Debt | 2017 Hollywood Mortgage
Debt Instrument [Line Items]
2018	0
2019	0
2020	0
2021	0
2022	0
Thereafter	71,000
Total principal maturities	71,000
Debt premium and deferred financing costs, net
Total debt obligations, net
Secured Debt | 2017 Revolver
Debt Instrument [Line Items]
2018	0
2019	0
2020	0
2021	0
2022	10,000
Thereafter	0
Total principal maturities	10,000	$ 0
Debt premium and deferred financing costs, net
Total debt obligations, net